Provisions and other non-financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	$ 104,166	$ 110,565
Non-current provisions	62,617	34,690
Provisions	166,783	145,255
Provision for legal complaints [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	8,905	13,472
Non-current provisions	1,260	1,452
Provisions	10,165	14,924
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	0	0
Non-current provisions	61,265	33,238
Provisions	61,265	33,238
Other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	95,261	97,093
Non-current provisions	92	0
Provisions	$ 95,353	$ 97,093